Stock Options - Schedule of Additional Information Regarding Stock Options Outstanding (Details)	3 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2025 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	4 years 4 months 24 days
Weighted average exercise price Outstanding | (per share)	$ 415.44	$ 601.72
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	1 year 3 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 114.95	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	7 years 3 days
Weighted average exercise price Outstanding | (per share)	$ 347.97	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	1 year 3 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 466.03	$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	4 years 2 months 26 days
Weighted average exercise price Outstanding | (per share)	$ 484.67	$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	1 year 7 months 17 days
Weighted average exercise price Outstanding | (per share)	$ 515.74	$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	6 years 10 months 6 days
Weighted average exercise price Outstanding | (per share)	$ 422.54	$ 612
Stock Outstanding [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	7 years 3 days
Weighted average exercise price Outstanding | (per share)	$ 497.1	$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	1 year 5 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 521.96	$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	6 years 10 months 6 days
Weighted average exercise price Outstanding | (per share)	$ 621.38	$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	8 years 3 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 217.48	$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	8 years 4 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 347.97	$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	8 years 5 months 4 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 33.89
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	5,500	5,500
Weighted average exercise price, Exercisable | (per share)	$ 416.93	$ 603.89
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	533	533
Weighted average exercise price, Exercisable | (per share)	$ 114.95	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	978	978
Weighted average exercise price, Exercisable | (per share)	$ 347.97	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,166	1,166
Weighted average exercise price, Exercisable | (per share)	$ 466.03	$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	200	200
Weighted average exercise price, Exercisable | (per share)	$ 484.67	$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 515.74	$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 422.54	$ 612
Stock Exercisable [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,044	1,044
Weighted average exercise price, Exercisable | (per share)	$ 497.1	$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 521.96	$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	111	111
Weighted average exercise price, Exercisable | (per share)	$ 621.38	$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	61	61
Weighted average exercise price, Exercisable | (per share)	$ 217.48	$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	156	156
Weighted average exercise price, Exercisable | (per share)	$ 347.97	$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	29	29
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 33.89